Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Mineral Stream Interests [Line Items]
Schedule of Mineral Stream Interests

	Year Ended December 31, 2025

	Cost				Accumulated Depletion & Impairment 1			Carrying Amount Dec 31, 2025
(in thousands)	Balance Jan 1, 2025	Additions	Disposal 2	Balance Dec 31, 2025	Balance Jan 1, 2025	Depletion	Balance Dec 31, 2025

Gold interests
Salobo	$3,429,911	$144,000	$-	$3,573,911	$(834,426)	$(118,775)	$(953,201)	$2,620,710
Sudbury 3	623,864	-	-	623,864	(382,313)	(23,057)	(405,370)	218,494
Constancia	140,058	-	-	140,058	(75,732)	(12,042)	(87,774)	52,284
San Dimas	220,429	-	-	220,429	(83,948)	(11,263)	(95,211)	125,218
Stillwater 4	239,352	-	-	239,352	(31,892)	(3,258)	(35,150)	204,202
Blackwater	340,231	-	-	340,231	-	(9,183)	(9,183)	331,048
Platreef	275,702	-	-	275,702	-	-	-	275,702
Other 5	419,174	1,110,110	(16,006)	1,513,278	(53,791)	(2,355)	(56,146)	1,457,132

	$5,688,721	$1,254,110	$(16,006)	$6,926,825	$(1,462,102)	$(179,933)	$(1,642,035)	$5,284,790

Silver interests
Peñasquito	$524,626	$-	$-	524,626	$(280,161)	$(37,599)	$(317,760)	$206,866
Antamina	900,343	-	-	900,343	(409,572)	(31,688)	(441,260)	459,083
Constancia	302,948	-	-	302,948	(137,570)	(13,975)	(151,545)	151,403
Blackwater	140,908	30,039	-	170,947	-	(3,445)	(3,445)	167,502
Other 6	1,115,154	53,315	-	1,168,469	(593,432)	(18,150)	(611,582)	556,887

	$2,983,979	$83,354	$-	$3,067,333	$(1,420,735)	$(104,857)	$(1,525,592)	$1,541,741

Palladium interests
Stillwater 4	$263,721	$-	$-	$263,721	$(50,542)	$(4,287)	$(54,829)	$208,892
Platreef	78,814	-	-	78,814	-	-	-	78,814

	$342,535	$-	$-	$342,535	$(50,542)	$(4,287)	$(54,829)	$287,706

Platinum interests
Marathon	$9,451	$-	$-	$9,451	$-	$-	$-	$9,451
Platreef	57,584	-	-	57,584	-	-	-	57,584

	$67,035	$-	$-	$67,035	$-	$-	$-	$67,035

Cobalt interests
Voisey’s Bay	$393,422	$-	$-	$393,422	$(162,733)	$(14,812)	$(177,545)	$215,877

	$9,475,692	$1,337,464	$(16,006)	$10,797,150	$(3,096,112)	$(303,889)	$(3,400,001)	$7,397,149

1)	Includes cumulative impairment charges to December 31, 2025 as follows: El Alto silver interest - $338 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $109 million.
2)	See Note 12 - Partial Disposition of the Cangrejos PMPA.
3)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
4)	Comprised of the Stillwater and East Boulder gold and palladium interests.
5)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné, Kurmuk, Spring Valley and Hemlo gold interests. The additions to other gold interests includes Kone - $469 million, Hemlo - $300 million, Kurmuk - $131 million, Fenix - $125 million, Spring Valley - $50 million, El Domo - $32 million
,
Cangrejos - $3 million

and Kudz Ze Kayah - $1 million.

6)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, El Alto (previously referred to as Pascua-Lama), Copper World Complex, Marmato, Cozamin, El Domo, Mineral Park and Kudz Ze Kayah silver interests. The additions to other silver interests includes: Mineral Park - $40 million
,
El Domo - $12
million and Kudz Ze Kayah - $1 million.

	Year Ended December 31, 2024

	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2024
(in thousands)	Balance Jan 1, 2024	Additions	Balance Dec 31, 2024	Balance Jan 1, 2024	Depletion	Impairment Charge	Balance Dec 31, 2024

Gold interests
Salobo	$3,429,911	$-	$3,429,911	$(748,492)	$(85,934)	$-	$(834,426)	$2,595,485
Sudbury 2	623,864	-	623,864	(361,379)	(20,934)	-	(382,313)	241,551
Constancia	140,058	-	140,058	(59,793)	(15,939)	-	(75,732)	64,326
San Dimas	220,429	-	220,429	(75,707)	(8,241)	-	(83,948)	136,481
Stillwater 3	239,352	-	239,352	(27,883)	(4,009)	-	(31,892)	207,460
Blackwater	340,231	-	340,231	-	-	-	-	340,231
Platreef	-	275,702	275,702	-	-	-	-	275,702
Other 4	315,956	103,218	419,174	(52,498)	(1,293)	-	(53,791)	365,383

	$5,309,801	$378,920	$5,688,721	$(1,325,752)	$(136,350)	$-	$(1,462,102)	$4,226,619

Silver interests
Peñasquito	$524,626	$-	$524,626	$(248,394)	$(31,767)	$-	$(280,161)	$244,465
Antamina	900,343	-	900,343	(380,813)	(28,759)	-	(409,572)	490,771
Constancia	302,948	-	302,948	(123,365)	(14,205)	-	(137,570)	165,378
Blackwater	140,908	-	140,908	-	-	-	-	140,908
Other 5	1,018,655	96,499	1,115,154	(577,450)	(15,982)	-	(593,432)	521,722

	$2,887,480	$96,499	$2,983,979	$(1,330,022)	$(90,713)	$-	$(1,420,735)	$1,563,244

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(43,054)	$(7,488)	$-	$(50,542)	$213,179
Platreef	-	78,814	78,814	-	-	-	-	78,814

	$263,721	$78,814	$342,535	$(43,054)	$(7,488)	$-	$(50,542)	$291,993

Platinum interests
Marathon	$9,451	$-	$9,451	$-	$-	$-	$-	$9,451
Platreef	-	57,584	57,584	-	-	-	-	57,584

	$9,451	$57,584	$67,035	$-	$-	$-	$-	$67,035

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$393,422	$(42,606)	$(11,266)	$(108,861)	$(162,733)	$230,689

	$8,863,875	$611,817	$9,475,692	$(2,741,434)	$(245,817)	$(108,861)	$(3,096,112)	$6,379,580

1)	Includes cumulative impairment charges to December 31, 2024 as follows: El Alto silver interest - $338 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $109 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné and Kurmuk gold interests. The additions to other gold interests includes:

Kudz Ze Kayah -$14 million; Cangrejos - $16 million; Marmato - $40 million;
and Kurmuk -
$44 million; less a repayment relative to El Domo - $10 million to be re-advanced
at a later date.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, El Alto (previously referred to as Pascua-Lama), Copper World Complex, Marmato, Cozamin, El Domo, Mineral Park and Kudz Ze Kayah silver interests. The additions to other silver interests includes: Kudz Ze Kayah - $25 million; and Mineral Park - $75 million; less a repayment relative to El Domo - $3 million to be re-advanced
at a later date.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

Classification of Mining Interest Between Depletable and Non-depletable

	December 31, 2025			December 31, 2024

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$2,294,535	$326,175	$2,620,710	$2,269,310	$326,175	$2,595,485
Sudbury 1	181,401	37,093	218,494	199,840	41,711	241,551
Constancia	48,761	3,523	52,284	60,721	3,605	64,326
San Dimas	46,440	78,778	125,218	47,187	89,294	136,481
Stillwater 2	184,568	19,634	204,202	187,826	19,634	207,460
Blackwater	317,940	13,108	331,048	-	340,231	340,231
Platreef	-	275,702	275,702	-	275,702	275,702
Other 3	92,269	1,364,863	1,457,132	16,706	348,677	365,383

	$3,165,914	$2,118,876	$5,284,790	$2,781,590	$1,445,029	$4,226,619

Silver interests
Peñasquito	$206,866	$-	$206,866	$244,465	$-	$244,465
Antamina	213,280	245,803	459,083	143,753	347,018	490,771
Constancia	145,029	6,374	151,403	158,896	6,482	165,378
Blackwater	167,502	-	167,502	-	140,908	140,908
Other 4	210,203	346,684	556,887	122,498	399,224	521,722

	$942,880	$598,861	$1,541,741	$669,612	$893,632	$1,563,244

Palladium interests
Stillwater 2	$201,404	$7,488	$208,892	$205,691	$7,488	$213,179
Platreef	-	78,814	78,814	-	78,814	78,814

	$201,404	$86,302	$287,706	$205,691	$86,302	$291,993

Platinum interests
Marathon	$-	$9,451	$9,451	$-	$9,451	$9,451
Platreef	-	57,584	57,584	-	57,584	57,584

	$-	$67,035	$67,035	$-	$67,035	$67,035

Cobalt interests
Voisey’s Bay	$204,022	$11,855	$215,877	$217,300	$13,389	$230,689

	$4,514,220	$2,882,929	$7,397,149	$3,874,193	$2,505,387	$6,379,580

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné, Kurmuk, Spring Valley and Hemlo gold interests.
4)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, El Alto (previously referred to as Pascua-Lama), Copper World Complex, Marmato, Cozamin, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

Disclosure of Detailed Information about Partial Termination of Goose Precious Metals Purchase Agreement

(in thousands)

Proceeds received on 33% buyback of Cangrejos	$101,730

Less: 33% carrying value	(16,006)

Gain on partial disposal of the Cangrejos PMPA	$85,724